Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Operating Lease Liabilities [Abstract]
Schedule of supplemental balance sheet information related to leases
	Location on Face of Balance Sheet	December 31, 2021	December 31, 2020
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$3,401	$4,158

Current operating lease liabilities	Operating lease liabilities - current	$894	$834
Non-current operating lease liabilities	Operating lease liabilities	1,918	2,749
Total operating lease liabilities		$2,812	$3,583

Weighted average remaining lease term (in years):
Operating leases		4.0	4.0

Weighted discount rate:
Operating leases		4.75%	4.75%

Schedule of maturities of lease liabilities
	2021	2020
2021	$-	$985
2022	1,008	985
2023	1,008	985
2024	1,008	986
Total	3,024	3,941
Less: Amount representing interest	212	358
Present value of future minimum lease payments	2,812	3,583
Less: Current obligations	894	834
Long-term obligations	$1,918	$2,749